Share-based Compensation - Additional Information (Detail)			12 Months Ended
	Dec. 09, 2016 ¥ / shares shares	Dec. 09, 2016 $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation
Share-based compensation expense			¥ 2,257,795	$ 309,317	¥ 4,935,782	¥ 24,053,760
Total intrinsic value of options exercised			3,938,396	539,558	3,056,001	2,023,265
Total fair value of shares vested			2,257,960	$ 309,339	29,797,645	¥ 50,943,916
2016 Plan
Share-based compensation
Options expiration period	10 years	10 years
Total intrinsic value of options exercised | ¥			¥ 3,938,396		¥ 3,601,562
Shares reserved for issuance | shares	1,000,000	1,000,000
Exercise price, options per share. | (per share)	¥ 0.0006	$ 0.0001
2016 Plan | Minimum
Share-based compensation
Options vesting period	3 years	3 years
2016 Plan | Maximum
Share-based compensation
Options vesting period	5 years	5 years